Supplement, dated April 14, 2004, to the Prospectus, dated March 1, 2004 of
                        Seligman Global Fund Series, Inc.

The following supercedes and replaces the information set forth on pages 28-31 of the Fund's Prospectus under the caption "Wellington Management Performance Information."

Wellington Management Performance Information

Set forth below is certain performance information for the calendar years since the inception of Wellington Management's composites in respect of accounts which were managed by Wellington Management with substantially similar objectives, policies, strategies and risks to those of the Funds for which Wellington Management acts as a subadviser, as well as for the one-, three- and five-year periods (to the extent the composite covers those periods) through December 31, 2003. Wellington Management's composite information below represents the actual performance, adjusted as described below, of composites which consist of all fully discretionary, fee paying accounts (including mutual funds) eligible for inclusion in the applicable composite (set forth in the notes below the tables). Wellington Management's composite performance information below is presented (i) reflecting deduction ("net") of estimated total annual fund operating expenses in respect of each Fund (as explained in the note below the tables) and (ii) before ("gross" of) management fees, custody charges, withholding taxes and other indirect expenses. Also set forth below is the investment results (before taxes) of each Fund in recent years, as well as the results of certain indices used by the Fund or Wellington Management to measure their performance. The past performance of Wellington Management's composites, the Funds or the indices should not be considered an indication of how any Fund will perform in the future and shareholders should not assume that they will experience returns in the future comparable to those shown below.

Seligman Emerging Markets Fund and Related Composite Performance Information:

Annual Total Returns For the Periods:

                                                                 2003      2002      2001       2000       1999
Seligman Emerging Markets Fund-Class A* (before taxes)          50.32%   (10.91)%   (6.07)%   (47.24)%    53.14%
Emerging Markets Total Composite (net)**(1)                     49.64    (11.38)    (3.28)    (36.13)     71.77
Emerging Markets Total Composite (gross)**(1)                   62.68     (4.15)     4.22     (31.08)     84.71
MSCI EMF Index(1)                                               56.28     (6.00)    (2.37)    (30.61)     66.41
Lipper Emerging Markets Funds Average(1)                        55.24     (5.10)    (2.94)    (30.59)     72.94
-----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:

                                                                One Year         Three Years          Five Years
Seligman Emerging Markets Fund-Class A* (before taxes)           50.32%             11.48%               4.29%
Emerging Markets Total Composite (net)**(1)                      49.64              12.14               11.16
Emerging Markets Total Composite (gross)**(1)                    62.68              17.57               15.65
MSCI EMF Index(1)                                                56.28              12.77               10.62
Lipper Emerging Markets Funds Average(1)                         55.24              13.20               11.70
-----------------------------------------------------------------------------------------------------------------

Seligman Global Growth Fund and Related Composite Performance Information:

Annual Total Returns For the Periods:

                                                                 2003      2002      2001      2000        1999
Seligman Global Growth Fund-Class A* (before taxes)             23.70%   (34.36)%  (25.28)%   (21.09)%    36.06%
Global Growth Total Composite (net)**(2)                        27.28    (24.33)   (21.30)    (12.43)     43.10
Global Growth Total Composite (gross)**(2)                      36.87    (18.74)   (15.84)     (6.28)     52.37
MSCI World Index(2)                                             33.76    (19.54)   (16.52)    (12.92)     25.34
MSCI World Growth Index(2)                                      28.52    (19.61)   (19.17)    (25.54)     33.01
Lipper Global Funds Average(2)                                  32.06    (19.53)   (17.36)    (10.15)     38.12
-----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:

                                                                One Year           Three Years         Five Years
Seligman Global Growth Fund-Class A* (before taxes)              23.70%              (12.54)%            (4.56)%
Global Growth Total Composite (net)**(2)                         27.28                (5.72)              3.01
Global Growth Total Composite (gross)**(2)                       36.87                (2.18)              5.97
MSCI World Index(2)                                              33.76                (3.51)             (0.39)
MSCI World Growth Index(2)                                       28.52                (5.81)             (3.72)
Lipper Global Funds Average(2)                                   32.06                (3.95)              2.15
-----------------------------------------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods:

                                                                 2003      2002      2001       2000       1999
Seligman Global Smaller Companies Fund-Class A* (before taxes)  32.98%   (28.79)%  (21.55)%   (20.26)%    18.21%
Global Smaller Companies Total Composite (net)**(3)             45.79    (17.66)    (2.50)     (2.57)     38.92
Global Smaller Companies Total Composite (gross)**(3)           56.65    (11.76)     3.74       3.85      48.32
Citigroup Broad Market Less Than US$2 Billion Index(3)          52.85    (10.89)    (4.21)     (2.51)     22.82
Lipper Global Small-Cap Funds Average(3)                        46.05    (18.86)   (15.49)     (7.78)     52.47
-----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:

                                                                One Year           Three Years        Five Years
Seligman Global Smaller Companies Fund-Class A* (before taxes)   32.98%              (6.44)%            (3.17)%
Global Smaller Companies Total Composite (net)**(3)              45.79                8.96              13.91
Global Smaller Companies Total Composite (gross)**(3)            56.65               12.76              17.17
Citigroup Broad Market Less Than US$2 Billion Index(3)           52.85                9.26               9.34
Lipper Global Small-Cap Funds Average(3)                         46.05               (0.38)              6.57
--------------------------------------------------------------- -------------------------------------------------

Seligman International Growth Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods:

                                                             2003                    2002                2001
Seligman International Growth Fund-Class A* (before taxes)   23.36%                 (24.19)%            (31.50)%
International Growth Total Composite (net)**(4)              41.20                  (21.83)             (23.64)
International Growth Total Composite (gross) **(4)           52.76                  (15.42)             (18.00)
MSCI EAFE Index(4)                                           39.17                  (15.66)             (21.21)
MSCI EAFE Growth Index(4)                                    32.49                  (15.76)             (24.41)
Lipper International Funds Average(4)                        34.75                  (16.67)             (21.71)
-----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:

                                                                One Year          Three Years
Seligman International Growth Fund-Class A* (before taxes)       23.36%             (10.94)%
International Growth Total Composite (net)**(4)                  41.20               (2.38)
International Growth Total Composite (gross)**(4)                52.76                1.95
MSCI EAFE Index(4)                                               39.17               (2.58)
MSCI EAFE Growth Index(4)                                        32.49               (5.51)
Lipper International Funds Average(4)                            34.75               (3.97)
-----------------------------------------------------------------------------------------------------------------

Source: Lipper Inc., a Reuters Company ("Lipper")

--------------------------------------------------------------------------------
* Returns for Class A shares reflect the effect of the service fee of up to 0.25% under the Administration, Shareholder Services and Distribution Plan and also reflect the effect of sales charges of 4.75%. Returns for the Class B, C, D and R shares would vary from those for Class A shares shown in the tables above due to the higher administration, shareholder services and distribution plan fees paid by such shares (1.00% of average daily net assets for Class B, Class C and Class D shares, and 0.50% of average daily net assets for Class R shares, compared to 0.25% of average daily net assets in the case of the Class A shares), and differing sales charges paid for such shares (up to 5% for Class B shares, up to 2% for Class C shares and up to 1% for Class D and Class R shares). Returns for Class A shares are shown before taxes. After-tax returns for the Series would be different, although actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

** Composite performance returns include all fully discretionary, fee paying accounts under Wellington Management's management which are defined by the relevant profile described below. The performance information is limited and may not reflect performance in all economic cycles. The accounts in the composite were not necessarily subject to certain investment and other restrictions imposed on registered investment companies, including those under the 1940 Act and the Internal Revenue Code, which, if applicable, might have adversely affected performance. The aggregate returns of the accounts in any of Wellington's composites may not reflect the returns of any particular account of Wellington. The performance reflected in Wellington composites has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"), the US and Canadian version of the Global Investment Performance Standards ("GIPS"), which differs from the method used by the SEC. Performance results ("net") reflect the deduction of historical actual total annual fund operating expenses. Performance results ("gross") are net of commissions and other direct expenses, but before (gross of) management fees, custody charges, withholding taxes and other indirect expenses. Total annual fund operating expenses include investment advisory fees, distribution and service ("12b-1") fees, custodial fees, and other expenses, without provision for any applicable federal or state income taxes, if any. Net performance results for each Fund reflect the deduction of sales charges of 4.75%.

(1) Accounts included in the Emerging Markets Total Composite seek to achieve returns above the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF Index"), which is one of the Emerging Market Fund's benchmarks, by investing in non-U.S. equity securities of emerging market countries, including countries outside the MSCI EMF Index. The Emerging Markets Total Composite inception date was March 1994. The Fund's benchmarks, the MSCI EMF Index and the Lipper Emerging Markets Funds Average are unmanaged indices that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EMF Index excludes the effect of fees, sales charges and taxes. The MSCI EMF Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or index.

(2) Accounts included in the Global Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), which is one of the Series' benchmarks, through investment in equity securities around the world. The Global Growth Total Composite inception date was August 1998. The Series' benchmarks, the Morgan Stanley Capital International World Index ("MSCI World Index"), the MSCI World Growth Index and the Lipper Global Funds Average are unmanaged indices that assume reinvestment of all distributions. The Lipper Global Funds Average excludes the effect of sales charges and taxes and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe and the Asia/Pacific region. The MSCI World Growth Index is a market-capitalization-weighted equity index comprised of 23 countries and representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. Investors cannot invest directly in an average or index.

(3) Accounts included in the Global Smaller Companies Total Composite seek to achieve long-term returns in excess of the Citigroup Broad Market Less Than US$2 Billion Index, which is a benchmark of Global Smaller Companies Fund. This is achieved through active fundamental research of small companies, where Wellington Management seeks to invest in both extended growth opportunities and special situations in the global equity market. The Global Smaller Companies Total Composite inception date was December 31, 1997. The Series' benchmarks, the Citigroup Broad Market Less Than US$2 Billion Index and the Lipper Global Small-Cap Funds Average, are unmanaged indices that assume reinvestment of all distributions. The Lipper Global Small-Cap Funds Average excludes the effect of sales charges and taxes and the Citigroup Broad Market Less Than US$2 Billion Index excludes the effect of fees, sales charges and taxes. The Citigroup Broad Market Less Than US$2 Billion Index measures the performance of small-cap stocks around the world. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Investors cannot invest directly in an average or index.

(4) Accounts included in the International Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Growth Index ("MSCI EAFE Growth Index"), which is not a benchmark of the International Growth Fund, through investment in equity securities around the world. The International Growth Total Composite inception date was May 2000. The International Growth Fund's benchmarks, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index ("MSCI EAFE Index") and the Lipper International Funds Average, as well as the MSCI EAFE Growth Index, are unmanaged indices that assume reinvestment of all distributions. The Lipper International Funds Average excludes the effect of sales charges and taxes and the MSCI EAFE Index and the MSCI EAFE Growth Index exclude the effect of fees, sales charges and taxes. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australia, and the Far East. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the US. Investors cannot invest directly in an average or index. The MSCI EAFE Growth Index measures the performance of stocks in developed markets in Europe, Australia and the Far East that have demonstrable earnings and sales growth characteristics.

Supplement, dated April 8, 2004, to the Class I Prospectus, dated March 1, 2004 of
                        Seligman Global Fund Series, Inc.

The following supercedes and replaces the information set forth on pages 19-22 of the Fund's Class I Prospectus under the caption "Wellington Management Performance Information."

Wellington Management Performance Information

Set forth below is certain performance information for the calendar years since the inception of Wellington Management's composites in respect of accounts which were managed by Wellington Management with substantially similar objectives, policies, strategies and risks to those of the Funds for which Wellington Management acts as a subadviser, as well as for the one-, three- and five-year periods (to the extent the composite covers those periods) through December 31, 2003. Wellington Management's composite information below represents the actual performance, adjusted as described below, of composites which consist of all fully discretionary, fee paying accounts (including mutual funds) eligible for inclusion in the applicable composite (set forth in the notes below the tables). Wellington Management's composite performance information below is presented (i) reflecting deduction ("net") of estimated total annual fund operating expenses in respect of each Fund (as explained in the note below the tables) and (ii) before ("gross" of) management fees, custody charges, withholding taxes and other indirect expenses. Also set forth below is the investment results (before taxes) of each Fund in recent years, as well as the results of certain indices used by the Fund or Wellington Management to measure their performance. The past performance of Wellington Management's composites, the Funds or the indices should not be considered an indication of how any Fund will perform in the future and shareholders should not assume that they will experience returns in the future comparable to those shown below.

Seligman Emerging Markets Fund and Related Composite Performance Information:
Annual Total Returns For the Periods:

                                                                 2003      2002      2001       2000       1999
Seligman Emerging Markets Fund-Class A* (before taxes)          50.32%   (10.91)%   (6.07)%   (47.24)%    53.14%
Emerging Markets Total Composite (net)**(1)                     49.64    (11.38)    (3.28)    (36.13)     71.77
Emerging Markets Total Composite (gross)**(1)                   62.68     (4.15)     4.22     (31.08)     84.71
MSCI EMF Index(1)                                               56.28     (6.00)    (2.37)    (30.61)     66.41
Lipper Emerging Markets Funds Average(1)                        55.24     (5.10)    (2.94)    (30.59)     72.94
----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:

                                                               One Year          Three Years          Five Years
Seligman Emerging Markets Fund-Class A* (before taxes)          50.32%              11.48%               4.29%
Emerging Markets Total Composite (net)**(1)                     49.64               12.14               11.16
Emerging Markets Total Composite (gross)**(1)                   62.68               17.57               15.65
MSCI EMF Index(1)                                               56.28               12.77               10.62
Lipper Emerging Markets Funds Average(1)                        55.24               13.20               11.70
----------------------------------------------------------------------------------------------------------------

Seligman Global Growth Fund and Related Composite Performance Information:

Annual Total Returns For the Periods:

                                                                 2003      2002      2001       2000       1999
Seligman Global Growth Fund-Class A* (before taxes)             23.70%   (34.36)%  (25.28)%   (21.09)%    36.06%
Global Growth Total Composite (net)**(2)                        27.28    (24.33)   (21.30)    (12.43)     43.10
Global Growth Total Composite (gross)**(2)                      36.87    (18.74)   (15.84)     (6.28)     52.37
MSCI World Index(2)                                             33.76    (19.54)   (16.52)    (12.92)     25.34
MSCI World Growth Index(2)                                      28.52    (19.61)   (19.17)    (25.54)     33.01
Lipper Global Funds Average(2)                                  32.06    (19.53)   (17.36)    (10.15)     38.12
----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:

                                                                One Year         Three Years          Five Years
Seligman Global Growth Fund-Class A* (before taxes)              23.70%            (12.54)%             (4.56)%
Global Growth Total Composite (net)**(2)                         27.28              (5.72)               3.01
Global Growth Total Composite (gross)**(2)                       36.87              (2.18)               5.97
MSCI World Index(2)                                              33.76              (3.51)              (0.39)
MSCI World Growth Index(2)                                       28.52              (5.81)              (3.72)
Lipper Global Funds Average(2)                                   32.06              (3.95)               2.15
----------------------------------------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods:

                                                                 2003      2002      2001       2000       1999
Seligman Global Smaller Companies Fund-Class A* (before taxes)  32.98%   (28.79)%  (21.55)%   (20.26)%    18.21%
Global Smaller Companies Total Composite (net)**(3)             45.79    (17.66)    (2.50)     (2.57)     38.92
Global Smaller Companies Total Composite (gross)**(3)           56.65    (11.76)     3.74       3.85      48.32
Citigroup Broad Market Less Than US$2 Billion Index(3)          52.85    (10.89)    (4.21)     (2.51)     22.82
Lipper Global Small-Cap Funds Average(3)                        46.05    (18.86)   (15.49)     (7.78)     52.47
----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:

                                                                One Year         Three Years        Five Years
Seligman Global Smaller Companies Fund-Class A* (before taxes)   32.98%             (6.44)%            (3.17)%
Global Smaller Companies Total Composite (net)**(3)              45.79               8.96              13.91
Global Smaller Companies Total Composite (gross)**(3)            56.65              12.76              17.17
Citigroup Broad Market Less Than US$2 Billion Index(3)           52.85               9.26               9.34
Lipper Global Small-Cap Funds Average(3)                         46.05              (0.38)              6.57
----------------------------------------------------------------------------------------------------------------

Seligman International Growth Fund and Related Composite Performance
Information:

Annual Total Returns For the Periods:

                                                                2003                 2002                2001
Seligman International Growth Fund-Class A* (before taxes)      23.36%              (24.19)%            (31.50)%
International Growth Total Composite (net)**(4)                 41.20               (21.83)             (23.64)
International Growth Total Composite (gross) **(4)              52.76               (15.42)             (18.00)
MSCI EAFE Index(4)                                              39.17               (15.66)             (21.21)
MSCI EAFE Growth Index(4)                                       32.49               (15.76)             (24.41)
Lipper International Funds Average(4)                           34.75               (16.67)             (21.71)
----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns For the Periods Ended December 31, 2003:

                                                                One Year         Three Years
Seligman International Growth Fund-Class A* (before taxes)       23.36%            (10.94)%
International Growth Total Composite (net)**(4)                  41.20              (2.38)
International Growth Total Composite (gross)**(4)                52.76               1.95
MSCI EAFE Index(4)                                               39.17              (2.58)
MSCI EAFE Growth Index(4)                                        32.49              (5.51)
Lipper International Funds Average(4)                            34.75              (3.97)
----------------------------------------------------------------------------------------------------------------

Source: Lipper Inc., a Reuters Company ("Lipper")

--------------------------------------------------------------------------------

* Returns for Class A shares reflect the effect of the service fee of up to 0.25% under the Administration, Shareholder Services and Distribution Plan and also reflect the effect of sales charges of 4.75%. Returns for the Class B, C, D and R shares would vary from those for Class A shares shown in the tables above due to the higher administration, shareholder services and distribution plan fees paid by such shares (1.00% of average daily net assets for Class B, Class C and Class D shares, and 0.50% of average daily net assets for Class R shares, compared to 0.25% of average daily net assets in the case of the Class A shares), and differing sales charges paid for such shares (up to 5% for Class

      B shares, up to 2% for Class C shares and up to 1% for Class D and Class R shares). Returns for Class A shares are shown before taxes. After-tax returns for the Series would be different, although actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

** Composite performance returns include all fully discretionary, fee paying accounts under Wellington Management's management which are defined by the relevant profile described below. The performance information is limited and may not reflect performance in all economic cycles. The accounts in the composite were not necessarily subject to certain investment and other restrictions imposed on registered investment companies, including those under the 1940 Act and the Internal Revenue Code, which, if applicable, might have adversely affected performance. The aggregate returns of the accounts in any of Wellington's composites may not reflect the returns of any particular account of Wellington. The performance reflected in Wellington composites has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"), the US and Canadian version of the Global Investment Performance Standards ("GIPS"), which differs from the method used by the SEC. Performance results ("net") reflect the deduction of historical actual total annual fund operating expenses. Performance results ("gross") are net of commissions and other direct expenses, but before (gross of) management fees, custody charges, withholding taxes and other indirect expenses. Total annual fund operating expenses include investment advisory fees, distribution and service ("12b-1") fees, custodial fees, and other expenses, without provision for any applicable federal or state income taxes, if any. Net performance results for each Fund reflect the deduction of sales charges of 4.75%.

(1) Accounts included in the Emerging Markets Total Composite seek to achieve returns above the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF Index"), which is one of the Emerging Market Fund's benchmarks, by investing in non-U.S. equity securities of emerging market countries, including countries outside the MSCI EMF Index. The Emerging Markets Total Composite inception date was March 1994. The Fund's benchmarks, the MSCI EMF Index and the Lipper Emerging Markets Funds Average are unmanaged indices that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EMF Index excludes the effect of fees, sales charges and taxes. The MSCI EMF Index measures the performance of stocks in 26 emerging market countries in Europe, Latin America and the Pacific Basin which are available to foreign investors. The Lipper Emerging Markets Funds Average measures the performance of mutual funds which invest at least 65% of total assets in equity securities of companies in emerging markets. Investors cannot invest directly in an average or index.

(2) Accounts included in the Global Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), which is one of the Series' benchmarks, through investment in equity securities around the world. The Global Growth Total Composite inception date was August 1998. The Series' benchmarks, the Morgan Stanley Capital International World Index ("MSCI World Index"), the MSCI World Growth Index and the Lipper Global Funds Average are unmanaged indices that assume reinvestment of all distributions. The Lipper Global Funds Average excludes the effect of sales charges and taxes and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe and the Asia/Pacific region. The MSCI World Growth Index is a market-capitalization-weighted equity index comprised of 23 countries and representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities. Investors cannot invest directly in an average or index.

(3) Accounts included in the Global Smaller Companies Total Composite seek to achieve long-term returns in excess of the Citigroup Broad Market Less Than US$2 Billion Index, which is a benchmark of Global Smaller Companies Fund. This is achieved through active fundamental research of small companies, where Wellington Management seeks to invest in both extended growth opportunities and special situations in the global equity market. The Global Smaller Companies Total Composite inception date was December 31, 1997. The Series' benchmarks, the Citigroup Broad Market Less Than US$2 Billion Index and the Lipper Global Small-Cap Funds Average, are unmanaged indices that assume reinvestment of all distributions. The Lipper Global Small-Cap Funds Average excludes the effect of sales charges and taxes and the Citigroup Broad Market Less Than US$2 Billion Index excludes the effect of fees, sales charges and taxes. The Citigroup Broad Market Less Than US$2 Billion Index measures the performance of small-cap stocks around the world. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Investors cannot invest directly in an average or index.

(4) Accounts included in the International Growth Total Composite seek to achieve high, long-term returns in excess of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Growth Index ("MSCI EAFE Growth Index"), which is not a benchmark of the International Growth Fund, through investment in equity securities around the world. The International Growth Total Composite inception date was May 2000. The International Growth Fund's benchmarks, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index ("MSCI EAFE Index") and the Lipper International Funds Average, as well as the MSCI EAFE Growth Index, are unmanaged indices that assume reinvestment of all distributions. The Lipper International Funds Average excludes the effect of sales charges and taxes and the MSCI EAFE Index and the MSCI EAFE Growth Index exclude the effect of fees, sales charges and taxes. The MSCI EAFE Index measures the performance of stocks in 21 developed markets in Europe, Australia, and the Far East. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities of companies whose primary trading markets are outside the US. Investors cannot invest directly in an average or index. The MSCI EAFE Growth Index measures the performance of stocks in developed markets in Europe, Australia and the Far East that have demonstrable earnings and sales growth characteristics.